Earnings per share (Computations of basic and diluted earnings per share) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Earnings Per Share [Abstract]
Net income for the computation of basic EPS	$ 331,460	$ 254,240	$ 565,646	$ 519,639
Weighted average ordinary shares outstanding - basic (in shares)	135,917,192	145,272,520	137,029,147	146,228,245
Basic earnings per share	$ 2.44	$ 1.75	$ 4.13	$ 3.55
Net income for the computation of diluted EPS	$ 331,460	$ 254,240	$ 565,646	$ 519,639
Weighted average ordinary shares outstanding - diluted (in shares)	137,072,268	149,474,890	138,396,628	151,858,686
Diluted earnings per share	$ 2.42	$ 1.70	$ 4.09	$ 3.42